Leases - Leasing in the consolidated statements of income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Depreciation on right-of-use assets	€ 690,476	€ 703,999	€ 700,276
Impairments on right-of-use assets	18,696	3,496	38,820
Expenses relating to short-term leases	44,923	49,532	52,108
Expenses relating to leases of low-value assets	23,177	27,359	25,239
Expenses relating to variable lease payments	12,158	12,442	10,814
Income from subleasing right-of-use assets	3,119	4,165	4,367
Interest expense on lease liabilities	€ 143,160	€ 159,148	€ 171,724